Financial Liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables	€ 8,810		€ 31,736
Government grants (deferred income)	9,603		10,292
Contract liabilities	5,540		4,479
Others	11,713		13,483
Trade payables and other liabilities	35,666		59,990
Non-current	8,228		8,950
Current	27,438		51,040
Grants received for investment in property, plant and equipment	0	€ 390
Provision for outstanding invoices	4,341		1,245
Personnel related liabilities for vacation and bonuses	3,831		4,032
VAT payable	0		4,578
Liabilities for wage and church tax	€ 900		€ 1,988